Concentration of Credit Risks: (Details) - Hman Group holdings Inc and subsidiaries - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk Percentage	45.10%	43.20%
Revenue
Concentration Risk [Line Items]
Concentration Risk Percentage	49.10%	46.30%
Customer | Revenue
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	10.00%	10.00%
Lowe's | Revenue
Concentration Risk [Line Items]
Concentration Risk Percentage	22.50%	21.60%	22.00%
Home Depot | Revenue
Concentration Risk [Line Items]
Concentration Risk Percentage	26.50%	24.70%	21.80%